Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Grandeur Peak Global Trust
Entity Central Index Key	0001965454
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000242720
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Emerging Markets Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GPEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$147	1.52%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.52%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,811,796
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,851,908
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$159,811,796
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$3,851,908
Portfolio Turnover	25%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	21.5%
Biotech & Pharma	2.4%
Internet Media & Services	2.6%
Wholesale - Discretionary	2.8%
Specialty Finance	3.0%
Chemicals	3.7%
Commercial Support Services	4.6%
Household Products	4.6%
Food	4.7%
Retail - Discretionary	4.8%
Semiconductors	5.1%
Technology Services	5.1%
Automotive	5.9%
Banking	6.9%
Retail - Consumer Staples	8.1%
Technology Hardware	13.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	1.4%
Communications	4.2%
Materials	5.0%
Health Care	5.7%
Industrials	9.3%
Financials	12.6%
Consumer Discretionary	17.7%
Consumer Staples	18.5%
Technology	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Silergy Corp	4.6%
Sporton International, Inc.	2.7%
Gulf Oil Lubricants India Ltd.	2.4%
Dino Polska SA	2.3%
SJS Enterprises Ltd	2.3%
Sinbon Electronics Co., Limited	2.1%
Regional SAB de cv	2.1%
Sarantis SA	2.1%
iFast Corporation	1.9%
Plover Bay Tech	1.8%

C000242719
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Emerging Markets Opportunities Fund
Class Name	Investor Class
Trading Symbol	GPEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$171	1.77%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.77%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,811,796
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,851,908
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$159,811,796
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$3,851,908
Portfolio Turnover	25%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	21.5%
Biotech & Pharma	2.4%
Internet Media & Services	2.6%
Wholesale - Discretionary	2.8%
Specialty Finance	3.0%
Chemicals	3.7%
Commercial Support Services	4.6%
Household Products	4.6%
Food	4.7%
Retail - Discretionary	4.8%
Semiconductors	5.1%
Technology Services	5.1%
Automotive	5.9%
Banking	6.9%
Retail - Consumer Staples	8.1%
Technology Hardware	13.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	1.4%
Communications	4.2%
Materials	5.0%
Health Care	5.7%
Industrials	9.3%
Financials	12.6%
Consumer Discretionary	17.7%
Consumer Staples	18.5%
Technology	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Silergy Corp	4.6%
Sporton International, Inc.	2.7%
Gulf Oil Lubricants India Ltd.	2.4%
Dino Polska SA	2.3%
SJS Enterprises Ltd	2.3%
Sinbon Electronics Co., Limited	2.1%
Regional SAB de cv	2.1%
Sarantis SA	2.1%
iFast Corporation	1.9%
Plover Bay Tech	1.8%

C000242722
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Contrarian Fund
Class Name	Institutional Class
Trading Symbol	GPGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Contrarian Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.19%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 135,180,039
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 1,546,664
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$135,180,039
Number of Portfolio Holdings	90
Advisory Fee	$1,546,664
Portfolio Turnover	76%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Industries	26.5%
Retail - Discretionary	2.7%
Wholesale - Consumer Staples	2.7%
Machinery	3.0%
Semiconductors	3.0%
Wholesale - Discretionary	3.1%
E-Commerce Discretionary	3.4%
Banking	3.5%
Specialty Finance	3.8%
Technology Hardware	4.0%
Medical Equipment & Devices	4.0%
Health Care Facilities & Services	4.2%
Technology Services	5.6%
Commercial Support Services	6.8%
Retail - Consumer Staples	9.9%
Asset Management	13.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Communications	1.3%
Utilities	1.3%
Materials	4.4%
Health Care	10.3%
Consumer Staples	12.6%
Technology	14.0%
Consumer Discretionary	15.4%
Industrials	16.5%
Financials	23.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.2%
Rise Consulting Group Inc	3.2%
Marex Group PLC	2.4%
Petershill Partners PLC	2.3%
P10 Inc	2.2%
CVS Group plc	2.0%
Grocery Outlet Holding Corporation	2.0%
Dollar General Corporation	2.0%
Riverstone Holdings Ltd.	1.8%
Arizona Sonoran Copper Company, Inc.	1.8%

C000242723
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Explorer Fund
Class Name	Institutional Class
Trading Symbol	GPGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Explorer Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 11,525,944
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 39,112
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,525,944
Number of Portfolio Holdings	261
Advisory Fee (net of waivers)	$39,112
Portfolio Turnover	50%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Other Industries	24.2%
Automotive	2.3%
Internet Media & Services	2.5%
Industrial Support Services	2.7%
Biotech & Pharma	2.9%
Semiconductors	2.9%
Electrical Equipment	3.3%
Retail - Discretionary	4.3%
Health Care Facilities & Services	4.3%
Retail - Consumer Staples	4.8%
Technology Hardware	5.0%
Medical Equipment & Devices	5.5%
Commercial Support Services	7.1%
Asset Management	8.0%
Technology Services	9.2%
Software	10.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Energy	0.4%
Real Estate	0.9%
Materials	2.3%
Communications	3.4%
Consumer Staples	8.4%
Consumer Discretionary	12.0%
Health Care	12.7%
Financials	15.3%
Industrials	16.5%
Technology	27.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Visional Inc	1.2%
B & M European Value Retail SA	1.0%
Japan Elevator Service Holdings Company Ltd.	1.0%
JTC plc	1.0%
Silergy Corp	1.0%
Virbac SA	1.0%
ULS Group Inc	0.9%
Lululemon Athletica, Inc.	0.8%
Dermapharm Holding SE	0.8%
Hartadinata Abadi Tbk PT	0.8%

C000242724
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Micro Cap Fund
Class Name	Institutional Class
Trading Symbol	GPMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Micro Cap Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$209	2.00%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 20, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 44,953,568
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 670,469
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,953,568
Number of Portfolio Holdings	114
Advisory Fee (net of recoupments)	$670,469
Portfolio Turnover	33%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.4%
Other Industries	18.6%
Household Products	1.9%
Banking	2.2%
Chemicals	2.2%
Food	2.7%
Automotive	2.8%
Technology Hardware	2.8%
Retail - Discretionary	3.8%
E-Commerce Discretionary	3.9%
Internet Media & Services	4.3%
Medical Equipment & Devices	5.0%
Asset Management	6.5%
Technology Services	8.8%
Software	10.3%
Health Care Facilities & Services	10.4%
Commercial Support Services	11.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.4%
Utilities	0.5%
Energy	0.7%
Real Estate	1.0%
Materials	3.7%
Communications	4.6%
Consumer Staples	5.6%
Financials	10.7%
Consumer Discretionary	14.7%
Industrials	16.2%
Health Care	17.1%
Technology	22.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Pennant Group, Inc. (The)	3.3%
ULS Group Inc	2.5%
Kogan.com Ltd	2.3%
Fiducian Group Ltd	2.2%
CVS Group plc	2.1%
Barrett Business Services, Inc.	2.1%
Bengo4.com Inc	2.0%
Elixirr International PLC	2.0%
System Support, Inc.	2.0%
Sun* Inc	2.0%

C000242725
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GPGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.30%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 457,091,747
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 6,585,105
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$457,091,747
Number of Portfolio Holdings	127
Advisory Fee (net of waivers)	$6,585,105
Portfolio Turnover	44%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Other Industries	19.3%
Banking	2.9%
Machinery	3.5%
Retail - Discretionary	3.5%
Semiconductors	4.1%
Medical Equipment & Devices	4.2%
Software	4.6%
Industrial Support Services	4.6%
Technology Hardware	4.9%
Biotech & Pharma	5.2%
Electrical Equipment	5.6%
Health Care Facilities & Services	5.6%
Commercial Support Services	5.9%
Retail - Consumer Staples	6.7%
Asset Management	9.1%
Technology Services	9.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Real Estate	0.4%
Energy	0.6%
Materials	1.1%
Communications	3.0%
Consumer Staples	9.2%
Consumer Discretionary	9.8%
Financials	14.8%
Health Care	15.0%
Industrials	22.2%
Technology	23.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.2%
Virbac SA	2.8%
Littelfuse, Inc.	2.2%
Diploma plc	2.1%
Volution Group PLC	1.9%
CVS Group plc	1.9%
Visional Inc	1.8%
BayCurrent Consulting, Inc.	1.7%
JTC plc	1.6%
Silergy Corp	1.5%

C000242726
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	GPGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.55%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 457,091,747
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 6,585,105
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$457,091,747
Number of Portfolio Holdings	127
Advisory Fee (net of waivers)	$6,585,105
Portfolio Turnover	44%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Other Industries	19.3%
Banking	2.9%
Machinery	3.5%
Retail - Discretionary	3.5%
Semiconductors	4.1%
Medical Equipment & Devices	4.2%
Software	4.6%
Industrial Support Services	4.6%
Technology Hardware	4.9%
Biotech & Pharma	5.2%
Electrical Equipment	5.6%
Health Care Facilities & Services	5.6%
Commercial Support Services	5.9%
Retail - Consumer Staples	6.7%
Asset Management	9.1%
Technology Services	9.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Real Estate	0.4%
Energy	0.6%
Materials	1.1%
Communications	3.0%
Consumer Staples	9.2%
Consumer Discretionary	9.8%
Financials	14.8%
Health Care	15.0%
Industrials	22.2%
Technology	23.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.2%
Virbac SA	2.8%
Littelfuse, Inc.	2.2%
Diploma plc	2.1%
Volution Group PLC	1.9%
CVS Group plc	1.9%
Visional Inc	1.8%
BayCurrent Consulting, Inc.	1.7%
JTC plc	1.6%
Silergy Corp	1.5%

C000242727
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Reach Fund
Class Name	Institutional Class
Trading Symbol	GPRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 122,135,415
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 1,944,805
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$122,135,415
Number of Portfolio Holdings	264
Advisory Fee (net of waivers)	$1,944,805
Portfolio Turnover	58%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Other Industries	25.4%
Internet Media & Services	2.2%
Electrical Equipment	2.8%
Specialty Finance	2.8%
Industrial Support Services	2.9%
Biotech & Pharma	3.2%
Health Care Facilities & Services	3.3%
Semiconductors	3.7%
Retail - Discretionary	3.8%
Retail - Consumer Staples	4.8%
Commercial Support Services	5.5%
Medical Equipment & Devices	5.7%
Technology Hardware	5.9%
Technology Services	6.6%
Asset Management	9.1%
Software	10.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Utilities	0.5%
Listed Private Equity Investments	0.6%
Real Estate	0.6%
Energy	0.7%
Materials	3.1%
Communications	3.9%
Consumer Staples	7.7%
Consumer Discretionary	9.2%
Health Care	12.2%
Industrials	15.3%
Financials	17.7%
Technology	27.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	1.7%
BayCurrent Consulting, Inc.	1.0%
Virbac SA	1.0%
Sdiptech AB	1.0%
Silergy Corp	0.9%
MA Financial Group Ltd	0.9%
Diploma plc	0.9%
Elixirr International PLC	0.9%
Tatton Asset Mgmt	0.9%
JTC plc	0.9%

C000242728
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Reach Fund
Class Name	Investor Class
Trading Symbol	GPROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.50%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 122,135,415
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 1,944,805
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$122,135,415
Number of Portfolio Holdings	264
Advisory Fee (net of waivers)	$1,944,805
Portfolio Turnover	58%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Other Industries	25.4%
Internet Media & Services	2.2%
Electrical Equipment	2.8%
Specialty Finance	2.8%
Industrial Support Services	2.9%
Biotech & Pharma	3.2%
Health Care Facilities & Services	3.3%
Semiconductors	3.7%
Retail - Discretionary	3.8%
Retail - Consumer Staples	4.8%
Commercial Support Services	5.5%
Medical Equipment & Devices	5.7%
Technology Hardware	5.9%
Technology Services	6.6%
Asset Management	9.1%
Software	10.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Utilities	0.5%
Listed Private Equity Investments	0.6%
Real Estate	0.6%
Energy	0.7%
Materials	3.1%
Communications	3.9%
Consumer Staples	7.7%
Consumer Discretionary	9.2%
Health Care	12.2%
Industrials	15.3%
Financials	17.7%
Technology	27.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	1.7%
BayCurrent Consulting, Inc.	1.0%
Virbac SA	1.0%
Sdiptech AB	1.0%
Silergy Corp	0.9%
MA Financial Group Ltd	0.9%
Diploma plc	0.9%
Elixirr International PLC	0.9%
Tatton Asset Mgmt	0.9%
JTC plc	0.9%

C000242730
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Stalwarts Fund
Class Name	Institutional Class
Trading Symbol	GGSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$111	1.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 86,058,975
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 925,760
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$86,058,975
Number of Portfolio Holdings	104
Advisory Fee (net of waivers)	$925,760
Portfolio Turnover	79%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Other Industries	19.1%
Specialty Finance	2.3%
Institutional Financial Services	2.4%
Industrial Intermediate Prod	2.4%
Engineering & Construction	2.5%
Health Care Facilities & Services	4.0%
Biotech & Pharma	4.2%
Asset Management	4.6%
Medical Equipment & Devices	4.7%
Technology Hardware	6.1%
Technology Services	6.2%
Industrial Support Services	6.2%
Retail - Consumer Staples	6.9%
Semiconductors	7.3%
Electrical Equipment	7.4%
Software	13.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Real Estate	0.8%
Listed Private Equity Investments	1.1%
Communications	1.2%
Consumer Discretionary	3.5%
Materials	3.7%
Consumer Staples	8.5%
Financials	11.8%
Health Care	12.9%
Industrials	23.2%
Technology	33.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.8%
Silergy Corp	3.0%
Core & Main, Inc., Class A	2.5%
BayCurrent Consulting, Inc.	2.0%
JTC plc	2.1%
Topicus.com, Inc.	2.0%
Japan Elevator Service Holdings Company Ltd.	2.0%
Diploma plc	2.0%
Visional Inc	2.0%
Dino Polska SA	1.9%

C000242729
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Stalwarts Fund
Class Name	Investor Class
Trading Symbol	GGSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.35%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 86,058,975
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 925,760
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$86,058,975
Number of Portfolio Holdings	104
Advisory Fee (net of waivers)	$925,760
Portfolio Turnover	79%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Other Industries	19.1%
Specialty Finance	2.3%
Institutional Financial Services	2.4%
Industrial Intermediate Prod	2.4%
Engineering & Construction	2.5%
Health Care Facilities & Services	4.0%
Biotech & Pharma	4.2%
Asset Management	4.6%
Medical Equipment & Devices	4.7%
Technology Hardware	6.1%
Technology Services	6.2%
Industrial Support Services	6.2%
Retail - Consumer Staples	6.9%
Semiconductors	7.3%
Electrical Equipment	7.4%
Software	13.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Real Estate	0.8%
Listed Private Equity Investments	1.1%
Communications	1.2%
Consumer Discretionary	3.5%
Materials	3.7%
Consumer Staples	8.5%
Financials	11.8%
Health Care	12.9%
Industrials	23.2%
Technology	33.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.8%
Silergy Corp	3.0%
Core & Main, Inc., Class A	2.5%
BayCurrent Consulting, Inc.	2.0%
JTC plc	2.1%
Topicus.com, Inc.	2.0%
Japan Elevator Service Holdings Company Ltd.	2.0%
Diploma plc	2.0%
Visional Inc	2.0%
Dino Polska SA	1.9%

C000242731
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GPIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$136	1.35%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 308,830,581
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 5,203,585
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$308,830,581
Number of Portfolio Holdings	114
Advisory Fee (net of waivers)	$5,203,585
Portfolio Turnover	25%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Industries	21.3%
Medical Equipment & Devices	2.4%
Automotive	2.5%
Retail - Discretionary	2.5%
Industrial Support Services	2.6%
Internet Media & Services	2.7%
Health Care Facilities & Services	4.6%
Biotech & Pharma	4.8%
Electrical Equipment	5.3%
Software	5.6%
Semiconductors	5.7%
Commercial Support Services	6.2%
Retail - Consumer Staples	6.8%
Technology Hardware	7.7%
Technology Services	8.8%
Asset Management	9.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Utilities	0.5%
Energy	1.3%
Real Estate	1.3%
Materials	1.4%
Communications	4.1%
Consumer Staples	8.0%
Consumer Discretionary	9.1%
Health Care	11.8%
Financials	13.8%
Industrials	20.0%
Technology	27.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.3%
JTC plc	3.0%
Silergy Corp	2.8%
Volution Group PLC	2.7%
Virbac SA	2.3%
Diploma plc	2.1%
Sporton International, Inc.	1.9%
CVS Group plc	1.8%
Integral Corp	1.7%
Visional Inc	1.7%

C000242732
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Opportunities Fund
Class Name	Investor Class
Trading Symbol	GPIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$161	1.60%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 308,830,581
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 5,203,585
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$308,830,581
Number of Portfolio Holdings	114
Advisory Fee (net of waivers)	$5,203,585
Portfolio Turnover	25%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Industries	21.3%
Medical Equipment & Devices	2.4%
Automotive	2.5%
Retail - Discretionary	2.5%
Industrial Support Services	2.6%
Internet Media & Services	2.7%
Health Care Facilities & Services	4.6%
Biotech & Pharma	4.8%
Electrical Equipment	5.3%
Software	5.6%
Semiconductors	5.7%
Commercial Support Services	6.2%
Retail - Consumer Staples	6.8%
Technology Hardware	7.7%
Technology Services	8.8%
Asset Management	9.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Utilities	0.5%
Energy	1.3%
Real Estate	1.3%
Materials	1.4%
Communications	4.1%
Consumer Staples	8.0%
Consumer Discretionary	9.1%
Health Care	11.8%
Financials	13.8%
Industrials	20.0%
Technology	27.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.3%
JTC plc	3.0%
Silergy Corp	2.8%
Volution Group PLC	2.7%
Virbac SA	2.3%
Diploma plc	2.1%
Sporton International, Inc.	1.9%
CVS Group plc	1.8%
Integral Corp	1.7%
Visional Inc	1.7%

C000242733
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Stalwarts Fund
Class Name	Institutional Class
Trading Symbol	GISYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.89%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,437,419,925
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 12,552,587
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,437,419,925
Number of Portfolio Holdings	92
Advisory Fee (net of waivers)	$12,552,587
Portfolio Turnover	69%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	12.0%
Chemicals	2.5%
Industrial Intermediate Prod	2.7%
Health Care Facilities & Services	3.2%
Specialty Finance	3.4%
Medical Equipment & Devices	3.7%
Commercial Support Services	4.2%
Biotech & Pharma	5.1%
Industrial Support Services	5.3%
Asset Management	5.5%
Technology Services	6.8%
Semiconductors	7.1%
Technology Hardware	7.2%
Electrical Equipment	8.2%
Retail - Consumer Staples	9.2%
Software	10.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Real Estate	1.2%
Communications	1.6%
Consumer Discretionary	3.3%
Materials	3.5%
Financials	9.5%
Consumer Staples	10.1%
Health Care	12.0%
Industrials	23.8%
Technology	31.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	4.2%
Silergy Corp	2.8%
BayCurrent Consulting, Inc.	2.8%
Diploma plc	2.7%
Visional Inc	2.6%
Dino Polska SA	2.3%
Recordati SpA	2.3%
Voltronic Power Technology	2.1%
Topicus.com, Inc.	2.1%
Japan Elevator Service Holdings Company Ltd.	2.1%

C000242734
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Stalwarts Fund
Class Name	Investor Class
Trading Symbol	GISOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.14%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,437,419,925
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 12,552,587
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,437,419,925
Number of Portfolio Holdings	92
Advisory Fee (net of waivers)	$12,552,587
Portfolio Turnover	69%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	12.0%
Chemicals	2.5%
Industrial Intermediate Prod	2.7%
Health Care Facilities & Services	3.2%
Specialty Finance	3.4%
Medical Equipment & Devices	3.7%
Commercial Support Services	4.2%
Biotech & Pharma	5.1%
Industrial Support Services	5.3%
Asset Management	5.5%
Technology Services	6.8%
Semiconductors	7.1%
Technology Hardware	7.2%
Electrical Equipment	8.2%
Retail - Consumer Staples	9.2%
Software	10.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Real Estate	1.2%
Communications	1.6%
Consumer Discretionary	3.3%
Materials	3.5%
Financials	9.5%
Consumer Staples	10.1%
Health Care	12.0%
Industrials	23.8%
Technology	31.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	4.2%
Silergy Corp	2.8%
BayCurrent Consulting, Inc.	2.8%
Diploma plc	2.7%
Visional Inc	2.6%
Dino Polska SA	2.3%
Recordati SpA	2.3%
Voltronic Power Technology	2.1%
Topicus.com, Inc.	2.1%
Japan Elevator Service Holdings Company Ltd.	2.1%

C000242721
Shareholder Report [Line Items]
Fund Name	Grandeur Peak US Stalwarts Fund
Class Name	Institutional Class
Trading Symbol	GUSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Grandeur Peak US Stalwarts Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.88%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 124,649,440
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 999,890
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$124,649,440
Number of Portfolio Holdings	71
Advisory Fee (net of waivers)	$999,890
Portfolio Turnover	98%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Industries	17.2%
Specialty Finance	2.5%
Food	3.2%
Electrical Equipment	3.6%
Machinery	3.8%
Insurance	3.9%
Asset Management	4.5%
Industrial Support Services	4.6%
Health Care Facilities & Services	5.1%
Engineering & Construction	5.5%
Retail - Discretionary	5.5%
Semiconductors	6.0%
Technology Services	6.0%
Institutional Financial Services	6.2%
Medical Equipment & Devices	6.5%
Software	14.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Listed Private Equity Investments	0.4%
Communications	2.3%
Materials	4.4%
Consumer Staples	5.3%
Consumer Discretionary	10.6%
Health Care	11.6%
Financials	17.1%
Industrials	18.3%
Technology	28.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Core & Main, Inc., Class A	3.2%
SPS Commerce, Inc.	2.9%
Primoris Services Corporation	2.8%
Monolithic Power Systems, Inc.	2.7%
Marex Group PLC	2.5%
Littelfuse, Inc.	2.3%
Mama's Creations Incorporated	2.2%
Grocery Outlet Holding Corporation	2.1%
Burlington Stores, Inc.	2.1%
JFrog Ltd.	2.1%